Total risk represented by off-balance sheet commitments (Details) - BRL (R$) R$ in Thousands		Dec. 31, 2021	Dec. 31, 2020
Commitments to extend credit	[1]	R$ 309,104,025	R$ 254,897,024
Financial guarantees	[2]	83,467,093	80,236,602
Letters of credit for imports		1,233,034	1,056,613
Total		R$ 393,804,152	R$ 336,190,239

[1]	It includes available lines of credit, limits for credit cards, personal loans, housing loans and overdrafts; and
[2]	It refers to guarantees mostly provided for Corporate customers.